Summary of Significant Accounting Policies - Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 01, 2017	May 01, 2017	Jan. 01, 2016	Nov. 13, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Fair value of options granted	$ 1,000
Stock-based compensation expense	$ 369	$ 308
Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%	0.00%
Exercise price			$ 6.65	$ 1.45	$ 1.10	$ 0.75
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	30.20%	34.10%
Expected option term	6 years 2 months 12 days	5 years 7 months 6 days
Riskfree interest rate	1.90%	1.20%
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	40.10%	40.90%
Expected option term	6 years 6 months	6 years 7 months 6 days
Riskfree interest rate	2.20%	1.60%